                                                            November 27, 1995




Securities and Exchange Commission
Filing Desk, Mail Stop 1-4
450 Fifth Street, N.W.
Washington, D.C.   20549

Re:  Rule 24f-2 Notice
     Minerva Fund, Inc. (the "Fund")
     (Registration Statement File No. 33-65568)

Gentlemen:

     The purpose of this letter is to notify the Commission following the end of the Fund's fiscal year of the number of the Fund's shares sold from October 1, 1994 through September 30, 1995 fiscal year end, which are to be to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.


     The information required by Rule 24f-2 is as follows:

1.  Fiscal year for which notice is filed:                    September 30, 1995

                                                                               Shares         Amount
                                                                               ------         ------
2.  Number and dollar amount of shares of the
Registrant registered under the Securities Act of
1933 other than pursuant to Rule 24f-2 but which
remained unsold at October 1, 1994                                                     0             $0

3.  Number and dollar amount of shares of
Registrant registered during the fiscal year
other than pursuant to Rule 24f-2:                                                     0              0


4. Number and dollar amount of shares of the Registrant sold during the fiscal year *

Equity Portfolio                                                                  18,234       $202,663
Fixed Income Portfolio                                                            19,960        183,543
                                                                            ------------- --------------
                                                                                  38,194       $386,206

  Less definite registration under 24e(2):                                             0              0


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                                             Securities & Exchange Commission
                                             November 27, 1995
                                             Page 2

                                                                               Shares         Amount
                                                                               ------         ------
5.  Number and dollar amount of shares of the
Registrant sold during the fiscal year in
reliance upon registration pursuant to Rule
24f-2:                                                                            38,194       $386,206
                                                                            ============= ==============

     In accordance with the fee calculation set forth in paragraph (c) of Rule 24f-2 (*below), a wire for $133.17 has been sent.

     An opinion of counsel is enclosed herewith in accordance with Rule 24f-2(b)(1).

      Please acknowledge receipt of these materials by stamping and returning to us the enclosed duplicate copy of this letter.

                                                        Minerva Fund, Inc.


                                                        /s/ Donald E. Brostrom
                                                        ----------------------
                                                            Donald E. Brostrom
                                                            Assistant Treasurer







*The basis for this calculation under Rule 24f-2(c) is as follows:

     The actual aggregate sale price for shares
sold in reliance upon Rule 24f-2 during the
Registrant's fiscal year ended September 30, 1995                                              $386,206

     Less the difference between (i) the actual
aggregate redemption price for shares redeemed
during the fiscal year and (ii) the actual
aggregate redemption price for shares redeemed
during the fiscal year which were previously
applied by the Registration pursuant to Rule
24e-2(a)                                                                                              0  +
                                                                                          --------------
                                                                                                386,206
                                                                                          --------------
Total Fee due under Rule 24f-2                                                                  $133.17
                                                                                          ==============

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                                              Securities & Exchange Commission
                                              November 27, 1995
                                              Page 3








 + Aggregate redemption price for shares redeemed during the Registrant's fiscal year ended
September 30, 1995

Equity Portfolio                                                                      $0
Fixed Income Portfolio                                                                 0
                                                                            -------------
                                                                                      $0
                                                                            =============